CLAYMORE EXCHANGE-TRADED FUND TRUST


                         CLAYMORE/SABRIENT DEFENDER ETF
                          CLAYMORE/SABRIENT INSIDER ETF
                          CLAYMORE/SABRIENT STEALTH ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUNDS:


The second sentence in the "Primary Investment Strategies" section in the Prospectus for the Claymore/Sabrient Defender ETF and the Claymore/Sabrient Insider ETF is hereby deleted and replaced with the following:

The Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, including master limited partnerships ("MLPs"), and American depositary receipts ("ADRs").

The second sentence in the "Primary Investment Strategies" section in the Prospectus for the Claymore/Sabrient Stealth ETF is hereby deleted and replaced with the following:

The Stealth Index is comprised of approximately 150 stocks selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, including master limited partnerships ("MLPs"), and American depositary receipts ("ADRs") having little or no Wall Street analyst coverage (no more than two analysts).

The fourth sentence in the "Primary Investment Strategies" section in the Prospectus for each of the Funds is hereby deleted and replaced with the following:

The Fund will normally invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index.

The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for each of the Funds immediately preceding the paragraph titled "Non-Correlation Risk":

Master Limited Partnership Risk. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


June 19, 2008


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                       CLAYMORE EXCHANGE-TRADED FUND TRUST

                         CLAYMORE/ZACKS MID-CAP CORE ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:


The second sentence in the "Primary Investment Strategies" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The Index is comprised of 100 stocks selected, based on investment and other criteria, from a universe of mid-capitalization common stocks, including master limited partnerships ("MLPs"), and American depositary receipts ("ADRs").

The first sentence under bullet number "1." in the "Index Construction" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

Potential Index constituents include all common stocks, ADRs and MLPs listed on major domestic exchanges.

The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for the Fund immediately preceding the paragraph titled "Non-Correlation Risk":

Master Limited Partnership Risk. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


June 19, 2008

                       CLAYMORE EXCHANGE-TRADED FUND TRUST

                      CLAYMORE/ZACKS DIVIDEND ROTATION ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:


The third sentence in the "Primary Investment Strategies" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The universe of companies eligible for inclusion in the Index is comprised of all U.S. stocks listed on domestic exchanges, including American depositary receipts ("ADRs") and master limited partnerships ("MLPs").


The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for the Fund immediately preceding the paragraph titled "Non-Correlation Risk":

Master Limited Partnership Risk. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


June 19, 2008